Average Annual Total Returns - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO - Fidelity Small Cap Growth Fund	Sep. 29, 2023
Fidelity Small Cap Growth Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(25.34%)
Past 5 years	7.93%
Past 10 years	12.78%
Fidelity Small Cap Growth Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(25.34%)
Past 5 years	5.42%
Past 10 years	10.39%
Fidelity Small Cap Growth Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(15.00%)
Past 5 years	5.95%
Past 10 years	10.01%
RS014
Average Annual Return:
Past 1 year	(26.36%)
Past 5 years	3.51%
Past 10 years	9.20%